            Financial Statements

--------------------------------------------------------------------------------
                      STATEMENT OF OPERATIONS  For the Period Ended July 31,
                      1998*
 ................................................................................

INCOME:
Dividends (net of foreign withholding taxes of $85,834) ....     $   746,092
Interest  ..................................................          53,687
                                                              -----------------

  Total income .............................................         799,779
                                                              -----------------

EXPENSES (NOTE 5):
Investment management fee ..................................         414,835
Distribution and service fees:
  CLASS A ..................................................         241,450
  CLASS B ..................................................             362
  CLASS Y ..................................................              --
Custodian and accounting fees ..............................         144,951
Transfer agent and dividend disbursing agent fees ..........          97,408
Registration fees ..........................................          26,981
Reports to shareholders ....................................          54,473
Directors' fees ............................................           9,091
Audit and legal fees .......................................          55,797
Other expenses .............................................           6,211
                                                              -----------------
  Total expenses ...........................................       1,051,559
    Less Class A expenses waived by the distributor ........         (85,881)
                                                              -----------------

  Total net expenses .......................................         965,678
                                                              -----------------

  Net investment loss ......................................        (165,899)
                                                              -----------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments (note 3) .......................................       3,994,921
Foreign currency transactions ..............................        (407,417)
                                                              -----------------

  Net realized gain on investments and foreign currency
    transactions ...........................................       3,587,504
Net change in unrealized appreciation or depreciation of
  investments and on translation of other assets and
  liabilities denominated in foreign currencies ............      (2,311,190)
                                                              -----------------

  Net gain on investments and foreign currency
    transactions ...........................................       1,276,314
                                                              -----------------

    Net increase in net assets resulting from operations ...     $ 1,110,415
                                                              -----------------
                                                              -----------------

* DATE FUND DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 IN THE NOTES TO
  FINANCIAL STATEMENTS.

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

              1  1998 Annual Report - Pacific-European Growth Fund

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                 PERIOD ENDED          YEAR ENDED
                                                                   7/31/98*             9/30/97
                                                              ------------------   ------------------
OPERATIONS:
Net investment loss ........................................     $   (165,899)        $   (235,371)
Net realized gain on investments and foreign currency
  transactions .............................................        3,587,504              864,543
Net change in unrealized appreciation or depreciation of
  investments and on translation of other assets and
  liabilities denominated in foreign currencies ............       (2,311,190)           6,160,316
                                                              ------------------   ------------------

  Net increase in net assets resulting from operations .....        1,110,415            6,789,488
                                                              ------------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS:

CLASS A:
  From net investment income ...............................       (2,760,093)            (306,934)
  From net realized gains ..................................               --           (4,156,148)

CLASS B:
  From net investment income ...............................           (2,708)                 (30)
  From net realized gains ..................................               --                   --

CLASS Y:
  From net investment income ...............................         (305,298)             (11,223)
  From net realized gains ..................................               --                   --
                                                              ------------------   ------------------
  Total distributions ......................................       (3,068,099)          (4,474,335)
                                                              ------------------   ------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
CLASS A ....................................................      (77,853,051)         (94,756,049)
CLASS B ....................................................          (54,394)              53,014
CLASS Y ....................................................      (14,053,848)          13,853,189
                                                              ------------------   ------------------
  Decrease in net assets from capital share transactions ...      (91,961,293)         (80,849,846)
                                                              ------------------   ------------------
  Total decrease in net assets .............................      (93,918,977)         (78,534,693)

Net assets at beginning of period ..........................       93,918,977          172,453,670
                                                              ------------------   ------------------

Net assets at end of period ................................     $         --         $ 93,918,977
                                                              ------------------   ------------------
                                                              ------------------   ------------------

Undistributed net investment income ........................     $         --         $  3,067,134
                                                              ------------------   ------------------
                                                              ------------------   ------------------

* DATE FUND DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

              2  1998 Annual Report - Pacific-European Growth Fund

             Notes to Financial Statements
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
                      Piper Global Funds Inc. (the company) is registered under the Investment Company Act of 1940 (as amended) as a single, open-end management investment company. The company currently has outstanding two series, including Pacific-European Growth Fund, a diversified series.

                      The fund commenced offering Class B shares and Class Y shares on February 18, 1997. All shares existing prior to that date were classified as Class A shares. Effective April 21, 1998, the fund no longer offered Class B shares. Any outstanding Class B shares were automatically converted to Class A shares as of the close of business on April 27, 1998. Effective April 15, 1998, Pacific-European Growth Fund no longer offered Class Y shares. Key features of each class were:

                      CLASS A
                      - Subject to a front-end sales charge

                      - Lower distribution and service fees than Class B

                      CLASS B
                      - No front-end sales charge

                      - Subject to a contingent deferred sales charge upon redemption

                      - Higher distribution and service fees than Class A

                      - Automatic conversion to Class A shares at the beginning of the sixth calendar year after issuance

                      CLASS Y
                      - Minimum initial investment of $1 million

                      - No front-end or contingent deferred sales charges

                      - No distribution and service fees

                      The classes of shares had the same rights and were identical in all respects except that each class had different distribution expenses, had exclusive voting rights with respect to matters affecting that class and had different exchange privileges.

                      Pacific-European Growth Fund invested primarily in the Pacific Basin (for example, Japan, Hong Kong, Malaysia, Singapore or Thailand) and Europe (including Eastern Europe).

                      On, May 1, 1998, Piper Jaffray Companies Inc., the parent company of the fund's investment advisor, was acquired by U.S. Bancorp. U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of June 30, 1998, U.S. Bancorp was the 14th largest U.S. commercial bank holding company, with assets of nearly $73.8 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp, currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of June 30, 1998, U.S. Bank, acting through its First American Asset Management group, managed more than $77.5 billion in assets, including approximately $28.4 billion in assets of the First American Funds.

--------------------------------------------------------------------------------

              3  1998 Annual Report - Pacific-European Growth Fund

--------------------------------------------------------------------------------

                      As discussed in note 7, the net assets of Pacific-European Growth Fund were acquired by First American Investment Funds, Inc.-International Fund effective at the close of business on July 31, 1998. It is anticipated that the company will be dissolved under Minnesota law as soon as practicable.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                      INVESTMENTS IN SECURITIES
                      Portfolio securities for which market quotations were readily available were valued at current market value. If market quotations or valuations were not readily available, or if such quotations or valuations were believed to be inaccurate, unreliable or not reflective of market value, portfolio securities were valued according to procedures adopted by the fund's board of directors in good faith at "fair value", that is, a price that the fund might have reasonably expected to receive for the security or other asset upon its current sale.

                      Pricing services valued domestic and foreign equity securities (and occasionally fixed-income securities) traded on a securities exchange or Nasdaq at the last reported sale price, up to the time of valuation. If there were no reported sales of a security on the valuation date, the security was valued at the mean between the published bid and asked prices reported by the exchange or Nasdaq. If there were no sales and no published bid and asked quotations for a security on the valuation date or the security was not traded on an exchange or Nasdaq, the pricing service may have obtained market quotations directly from broker-dealers.

                      Securities transactions were accounted for on the date securities were purchased or sold. Realized gains and losses were calculated on the identified-cost basis. Dividend income was recognized on the ex-dividend date and interest income, including amortization of bond discount and premium, was recorded on an accrual basis.

                      FEDERAL TAXES
                      Pacific-European Growth Fund did not qualify as a regulated investment company during the period ended July 31, 1998, as more than 25% of the fund's total assets were represented by securities of a single issuer on that date. However, at July 31, 1998, no liability for federal income tax was accrued by the fund, as the fund had no taxable net income or capital gains for the period.

                      Net investment income and net realized gains (losses) may have differed for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the "mark-to-market" of certain investments for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may have differed from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts were distributed may have differed from the year that the income or realized gains or losses were recorded by the fund.

                      As a result of permanent book-to-tax differences, a reclassification adjustment has been made to decrease distributions in excess of net investment income by $166,864, decrease accumulated net realized loss on investments by $399,477 and decrease additional paid-in-capital by $566,341.

--------------------------------------------------------------------------------

              4  1998 Annual Report - Pacific-European Growth Fund

--------------------------------------------------------------------------------

                      DISTRIBUTIONS TO SHAREHOLDERS
                      Distributions to shareholders from net investment income were declared separately for each class and paid at least annually. Net realized gains distributions, if any, were made at least annually. Distributions were payable in cash or reinvested in additional shares of the same class.

                      FOREIGN CURRENCY TRANSLATION AND TRANSACTIONS
                      Securities and other assets and liabilities denominated in foreign currencies were translated into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses were translated at the exchange rate on the transaction date. For financial reporting purposes the realized and unrealized gain (loss) on investments reflected changes in exchange rates as well as changes in the market value of investments.

                      The fund also entered into forward foreign currency exchange contracts for hedging purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund, and the resulting unrealized appreciation or depreciation, were determined using foreign currency exchange rates from independent pricing sources. The fund was subject to the credit risk that the other party would not complete the obligations of the contract.

                      REPURCHASE AGREEMENTS
                      For repurchase agreements entered into with certain broker-dealers, the fund transferred uninvested cash balances into individual trading accounts and invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual repurchase agreements were held by the fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensured that the daily market value of the collateral was in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default.

                      ALLOCATION OF INCOME, EXPENSES AND GAINS(LOSSES)
                      Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Class-specific expenses, which included distribution and service fees, were charged directly to such class.

                      USE OF ESTIMATES
                      The preparation of financial statements in conformity with generally accepted accounting principles required management to make estimates and assumptions that affected the reported amounts in the financial statements. Actual results could have differed from these estimates.

(3) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
                      Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the period ended July 31, 1998, aggregated $24,550,127 and $87,623,308, respectively.

--------------------------------------------------------------------------------

              5  1998 Annual Report - Pacific-European Growth Fund

--------------------------------------------------------------------------------

(4) CAPITAL SHARE
    TRANSACTIONS
 ................................
                      Capital share transactions for the fund were as follows:

                                                PERIOD ENDED               YEAR ENDED
                                             JULY 31, 1998 (b)         SEPTEMBER 30, 1997
                                          ------------------------  ------------------------
                                            SHARES       AMOUNT       SHARES       AMOUNT
                                          ----------  ------------  ----------  ------------
PACIFIC-EUROPEAN GROWTH FUND:
CLASS A:
  Sales of fund shares .................     232,070  $  3,023,436   1,339,186  $ 16,832,030
  Sales in exchange for Class B
    shares .............................       5,137        66,831          --            --
  Issued for reinvested
    distributions ......................     221,903     2,642,859     345,346     4,320,301
  Redemptions of fund shares ...........  (2,817,105)  (36,125,707) (7,646,599)  (96,625,546)
  Redemptions in exchange for Class Y
    shares .............................          --            --  (1,531,333)  (19,282,834)
  Merger into International Fund Class A
    (note 7) ...........................  (3,478,076)  (47,460,470)         --            --
                                          ----------  ------------  ----------  ------------
                                          (5,836,071) $(77,853,051) (7,493,400) $(94,756,049)
                                          ----------  ------------  ----------  ------------
                                          ----------  ------------  ----------  ------------

                                                PERIOD ENDED              PERIOD ENDED
                                             APRIL 27, 1998 (c)      SEPTEMBER 30, 1997 (a)
                                          ------------------------  ------------------------
                                            SHARES       AMOUNT       SHARES       AMOUNT
                                          ----------  ------------  ----------  ------------
CLASS B:
  Sales of fund shares .................       2,235  $     28,147       4,118  $     52,984
  Issued for reinvested
    distributions ......................          --            --           2            30
  Redemptions of fund shares ...........      (1,186)      (15,710)         --            --
  Conversion of fund shares into Class
    A ..................................      (5,169)      (66,831)         --            --
                                          ----------  ------------  ----------  ------------
                                              (4,120) $    (54,394)      4,120  $     53,014
                                          ----------  ------------  ----------  ------------
                                          ----------  ------------  ----------  ------------

                                                PERIOD ENDED             PERIOD ENDED
                                             JULY 31, 1998 (b)      SEPTEMBER 30, 1997 (a)
                                          ------------------------  ----------------------
                                            SHARES       AMOUNT      SHARES      AMOUNT
                                          ----------  ------------  ---------  -----------
CLASS Y:
  Sales of fund shares .................      98,151  $  1,298,546     94,569  $ 1,258,268
  Sales in exchange for Class A
    shares .............................          --            --  1,531,178   19,282,834
  Issued for reinvested
    distributions ......................      22,088       263,060        763       10,526
  Redemptions of fund shares ...........    (957,394)  (11,858,697)  (514,582)  (6,698,439)
  Merger into International Fund Class Y
    (note 7) ...........................    (274,773)   (3,756,757)        --           --
                                          ----------  ------------  ---------  -----------
                                          (1,111,928) $(14,053,848) 1,111,928  $13,853,189
                                          ----------  ------------  ---------  -----------
                                          ----------  ------------  ---------  -----------

                      (a) REPRESENTS PERIOD FROM FEBRUARY 18 (COMMENCEMENT OF OFFERING OF SHARES) TO SEPTEMBER 30, 1997.
                      (b) REPRESENTS PERIOD FROM OCTOBER 1, 1997 TO JULY 31, 1998 (MERGER OF FUND).
                      (c) REPRESENTS PERIOD FROM OCTOBER 1, 1997 TO APRIL 27, 1998 (CONVERSION OF CLASS B SHARES TO CLASS A SHARES).

                      Piper Jaffray Inc. (Piper Jaffray) acted as distributor for the fund from October 1, 1997 to April 30, 1998. On May 1, 1998, SEI Investments Distribution Corporation
                      (SEI) assumed the role of the fund's distributor. SEI is not an affiliate of Piper Capital Management Incorporated or of the fund. Sales charges received by Piper Jaffray Inc. (Piper Jaffray), the fund's distributor, for distributing the fund's shares for the period from October 1, 1997 to April 30, 1998 were as follows:

                                          CLASS A  CLASS B    CLASS Y
                                          -------  --------   --------
Front-end sales charges ................  $ 9,657    $ --       $ --
Contingent deferred sales charges ......    9,767     445         --
                                          -------  --------   --------
                                          $19,424    $445       $ --
                                          -------  --------   --------
                                          -------  --------   --------

--------------------------------------------------------------------------------

              6  1998 Annual Report - Pacific-European Growth Fund

--------------------------------------------------------------------------------

(5) EXPENSES
 ................................
                      INVESTMENT MANAGEMENT FEE
                      The company entered into an investment management agreement with Piper Capital Management Incorporated (Piper Capital) under which Piper Capital managed the fund's assets and furnished related office facilities, equipment, research and personnel. The agreement required the fund to pay Piper Capital a monthly fee based on average daily net assets. The fee was equal to an annual rate of 1% of the first $100 million in average daily net assets, 0.875% of the next $100 million and 0.75% of the net assets in excess of $200 million.

                      Since April 1991, the basic investment management fee was subject to a performance adjustment. The adjustment was computed monthly by comparing the performance of the fund's Class A shares relative to the Morgan Stanley Capital International EAFE Index, over the preceding 12 month period. For each percentage point the fund outperformed or underperformed the EAFE Index, the monthly fee was increased or decreased by 0.05% (on an annual basis) up to a maximum of 0.25% (on an annual basis) of the fund's average daily net assets. During the period ended July 31, 1998, the performance adjustment decreased the management fee by $118,673. For the period ended July 31, 1998, the effective investment management fee paid by the fund was 0.78% on an annual basis.

                      Edinburgh Fund Managers plc was retained by Piper Capital as the subadvisor of Pacific-European Growth Fund and was paid a fee equal to 65% of the basic investment management fee plus or minus 90% of the performance adjustment. Edinburgh Fund Managers plc entered into an expense reimbursement agreement with the advisor under which it paid the advisor a monthly fee equal to 10% of the basic investment management fee. This 10% fee was a reimbursement to the advisor for certain expenses it bore in connection with the administration of the fund.

                      DISTRIBUTION AND SERVICE FEES
                      Each fund also paid Piper Jaffray fees accrued daily and paid quarterly for providing shareholder services and distribution-related services. The fees for each class, which were being voluntarily limited for Class A for the period ended July 31, 1998, are stated below as a percent of average daily net assets attributable to such shares.

                                          CLASS A   CLASS B   CLASS Y
                                          -------   -------   -------
Payable as a distribution fee ..........    0.25%     0.75%       --
Payable as a service fee ...............    0.25%     0.25%       --
                                          -------   -------   -------
  Total distribution and service
    fees ...............................    0.50%     1.00%       --
                                          -------   -------   -------
                                          -------   -------   -------
  Total distribution and service fees
    after voluntary limitation .........    0.33%     1.00%       --
                                          -------   -------   -------
                                          -------   -------   -------

                      SHAREHOLDER ACCOUNT SERVICING FEES
                      The company also entered into shareholder account servicing agreements under which Piper Jaffray and Piper Trust Company (Piper Trust) performed various transfer and dividend disbursing agent services. The fees, which were paid monthly to Piper Jaffray and Piper Trust for providing these services, were equal to an annual rate of $6.00 per active shareholder account and $1.60 per closed account. For the period ended July 31, 1998, Piper Jaffray and Piper Trust received the following amounts in connection with the shareholder account servicing agreements:

Piper Jaffray ..........................  $48,251
Piper Trust ............................    7,681
                                          -------
                                          $55,932
                                          -------
                                          -------

                      OTHER FEES AND EXPENSES
                      In addition to the investment management, distribution and shareholder account servicing fees, the fund was responsible for paying most other operating expenses, including: outside directors' fees and

--------------------------------------------------------------------------------

              7  1998 Annual Report - Pacific-European Growth Fund

--------------------------------------------------------------------------------
                      expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

(6) CAPITAL LOSS
    CARRYOVER
 ................................
                      For federal income tax purposes, the fund had a capital loss carryover of $1,550,318 at July 31, 1998, which, if not offset by subsequent capital gains, will expire on September 30, 2006. As a result of the acquisition of the fund's net assets by First American Investment Funds, Inc.
                      - International Fund, these capital loss carryovers will be available to International Fund, subject to certain limitations. It is unlikely the board of International Fund will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire. Utilization of these capital loss carryovers by International Fund in the year ended September 30, 1998 is limited to $419,170.

(7) MERGER
 ................................
                      At a special meeting held July 10, 1998, shareholders of Pacific-European Growth Fund approved a plan under which each fund's net assets were acquired by First American Investment Funds, Inc. - International Fund, a diversified series of an open-end investment management company, in exchange for shares of the same class. This tax-free reorganization was effective July 31, 1998.

                      The following table presents the composition of the net assets of the fund immediately prior to the merger.

Capital stock and additional paid-in
  capital ..............................  $42,454,305
Accumulated net realized loss on
  investments ..........................   (1,605,538)
Unrealized appreciation of investments
  and other assets and liabilities
  denominated in foreign currencies ....   10,368,460
                                          -----------
  Total--representing net assets
    applicable to capital stock ........  $51,217,227
                                          -----------
                                          -----------
CLASS A:
  Net assets ...........................  $47,460,470
  Net asset value ......................  $    13.647
  Shares outstanding ...................    3,478,076
CLASS Y:
  Net assets ...........................  $ 3,756,757
  Net asset value ......................  $    13.673
  Shares outstanding ...................      274,773

--------------------------------------------------------------------------------

              8  1998 Annual Report - Pacific-European Growth Fund

--------------------------------------------------------------------------------

(8) FINANCIAL
    HIGHLIGHTS
 ................................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

PACIFIC-EUROPEAN GROWTH FUND

                                                                              CLASS A
                                ---------------------------------------------------------------------------------------------------
                                                    Year Ended     Seven Months Ended             Year Ended February 28,
                                  Period Ended     September 30,     September 30,      -------------------------------------------
                                July 31, 1998(i)       1997             1996(b)          1996        1995        1994       1993(d)
                                ----------------   -------------   ------------------   -------     -------     -------     -------
PER-SHARE DATA
Net asset value, beginning of
  period .....................      $ 13.50           $ 12.94           $ 13.86         $ 12.73     $ 15.44     $ 10.81     $10.53
                                ----------------   -------------     ----------         -------     -------     -------     -------
Operations:
  Net investment income
    (loss) ...................        (0.05)(f)         (0.04)(f)          0.07            0.05       (0.03)      (0.03)        --
  Net realized and unrealized
    gains (losses) on
    investments ..............         0.77              0.95             (0.28)           2.03       (1.63)       4.72       0.28
                                ----------------   -------------     ----------         -------     -------     -------     -------
    Total from operations ....         0.72              0.91             (0.21)           2.08       (1.66)       4.69       0.28
                                ----------------   -------------     ----------         -------     -------     -------     -------
Distributions to shareholders:
  From net investment
    income ...................        (0.57)            (0.03)               --           (0.05)         --          --         --
  From net realized gains ....           --             (0.32)            (0.71)          (0.90)      (1.05)      (0.06)        --
                                ----------------   -------------     ----------         -------     -------     -------     -------
    Total distributions to
      shareholders ...........        (0.57)            (0.35)            (0.71)          (0.95)      (1.05)      (0.06)        --
                                ----------------   -------------     ----------         -------     -------     -------     -------
Net asset value, date of
  merger .....................       (13.65)               --                --              --          --          --         --
                                ----------------   -------------     ----------         -------     -------     -------     -------
    Net asset value, end of
      period .................      $    --           $ 13.50           $ 12.94         $ 13.86     $ 12.73     $ 15.44     $10.81
                                ----------------   -------------     ----------         -------     -------     -------     -------
                                ----------------   -------------     ----------         -------     -------     -------     -------
SELECTED INFORMATION
Total return (a) .............         5.97%             7.25%            (1.66)%         16.70%     (11.09)%     43.45%      2.66%
Net assets at end of period
  (in millions) ..............           --           $    79           $   172         $   163     $   154     $   166     $   60
Ratio of expenses to average
  daily net assets ...........         1.85%(h)          1.72%             1.64%(h)        1.55%       1.76%       1.81%      2.25%
Ratio of net investment income
  (loss) to average daily net
  assets .....................        (0.72)%(h)        (0.28)%            0.29%(h)        0.36%      (0.19)%     (0.29)%     0.03%
Average commission rate paid
  on portfolio transactions
  (c) ........................      $0.0389           $0.0212           $0.0173             n/a         n/a         n/a        n/a
Portfolio turnover rate
  (excluding short-term
  securities) ................           40%               62%               49%             65%         57%         52%        59%
Ratios before waivers by the
  advisor and distributor:
  Ratio of expenses to average
    daily net assets before
    waivers ..................         2.03%(h)          1.89%             1.83%(h)        1.73%       1.98%       2.01%      2.59%
  Ratio of net investment
    income (loss) to average
    daily net assets before
    waivers ..................        (0.90)%(h)        (0.45)%            0.10%(h)        0.18%      (0.41)%     (0.49)%    (0.31)%

                                                 CLASS B                                    CLASS Y
                                -----------------------------------------   ----------------------------------------
                                  Period Ended          Period Ended          Period Ended         Period Ended
                                April 27, 1998(g)   September 30, 1997(e)   July 31, 1998(i)   September 30, 1997(e)
                                -----------------   ---------------------   ----------------   ---------------------
PER-SHARE DATA
Net asset value, beginning of
  period .....................       $ 13.47               $ 12.55              $ 13.55               $ 12.55
                                -----------------       ----------          ----------------       ----------
Operations:
  Net investment income
    (loss) ...................         (0.07)(f)             (0.01)               (0.01)(f)              0.07
  Net realized and unrealized
    gains on investments .....          0.10                  0.94                 0.75                  0.94
                                -----------------       ----------          ----------------       ----------
    Total from operations ....          0.03                  0.93                 0.74                  1.01
                                -----------------       ----------          ----------------       ----------
Distributions to shareholders:
  From net investment
    income ...................         (0.57)                (0.01)               (0.62)                (0.01)
                                -----------------       ----------          ----------------       ----------
Net asset value, date of
  conversion (Class B) and
  merger (Class Y) ...........        (12.93)                   --               (13.67)                   --
                                -----------------       ----------          ----------------       ----------
    Net asset value, end of
      period .................       $    --               $ 13.47              $    --               $ 13.55
                                -----------------       ----------          ----------------       ----------
                                -----------------       ----------          ----------------       ----------
SELECTED INFORMATION
Total return (a) .............          0.67%                 7.40%                6.23%                 8.03%
Net assets at end of period
  (in thousands and millions
  for Class B and Class Y,
  respectively) ..............            --               $    55                   --               $    15
Ratio of expenses to average
  daily net assets ...........          2.51%(h)              2.44%(h)             1.42%(h)              1.42%(h)
Ratio of net investment income
  (loss) to average daily net
  assets .....................         (1.51)%(h)            (0.24)%(h)           (0.53)%(h)             0.77%(h)
Average commission rate paid
  on portfolio transactions
  (c) ........................       $0.0389               $0.0212              $0.0389               $0.0212
Portfolio turnover rate
  (excluding short-term
  securities) ................            40%                   62%                  40%                   62%

(a) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(b) ON JUNE 21, 1996, THE FUND ACQUIRED THE NET ASSETS OF HERCULES EUROPEAN VALUE FUND AND HERCULES PACIFIC BASIN VALUE FUND VIA A TAX-FREE REORGANIZATION.
(c) DISCLOSED IN ACCORDANCE WITH GUIDELINES ADOPTED IN 1996. THE COMPARABILITY OF THIS INFORMATION MAY BE AFFECTED BY THE FACT THAT COMMISSION RATES PER SHARE VARY SIGNIFICANTLY AMONG FOREIGN COUNTRIES.
(d) THE FUND CONVERTED FROM A CLOSED-END INVESTMENT COMPANY TO AN OPEN-END INVESTMENT COMPANY ON AUGUST 31, 1992. INFORMATION FOR PERIODS PRIOR TO CONVERSION IS BASED ON THE FUND'S OPERATIONS AS A CLOSED-END FUND. FISCAL 1993 EXPENSES INCLUDE 0.32% RELATED TO CONVERTING TO AN OPEN-END FUND.
(e)  COMMENCEMENT OF OFFERING OF CLASS B AND CLASS Y SHARES WAS FEBRUARY 18,
     1997.
(f)  BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(g) ON APRIL 27, 1998, ALL OUTSTANDING CLASS B SHARES WERE CONVERTED TO CLASS A SHARES.
(h)  ANNUALIZED.
(i) DATE THE FUND DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 TO THE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

              9  1998 Annual Report - Pacific-European Growth Fund

             Independent Auditors' Report
--------------------------------------------------------------------------------

                      THE BOARD OF DIRECTORS AND SHAREHOLDERS
                      PIPER GLOBAL FUNDS INC.:

                      We have audited the accompanying statement of operations of Pacific-European Growth Fund (a fund within Piper Global Funds Inc.) for the period from October 1, 1997 to July 31, 1998 (date of fund merger), the statements of changes in net assets for the period from October 1, 1997 to July 31, 1998 and the year ended September 30, 1997, and the financial highlights for periods presented in note 8 to the financial statements. These financial statements and the financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

                      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                      In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, for Pacific-European Growth Fund, the results of its operations, the changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                      As described in note 1 to the financial statements, Pacific-European Growth Fund merged into International Fund (a series of First American Investment Funds, Inc.) effective July 31, 1998.

                      KPMG Peat Marwick LLP
                      Minneapolis, Minnesota
                      September 11, 1998

--------------------------------------------------------------------------------

             10  1998 Annual Report - Pacific-European Growth Fund

             Federal Income Tax Information
--------------------------------------------------------------------------------

                      The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Distributions for the calendar year will be reported on Form 1099-DIV. Please consult a tax advisor on how to report these distributions at the state and local levels.

                      INCOME DISTRIBUTIONS (TAXABLE AS ORDINARY DIVIDENDS, 0% QUALIFYING FOR DEDUCTION BY CORPORATIONS)

                                           PACIFIC-EUROPEAN GROWTH
                                                    FUND
                                          -------------------------
PAYABLE DATE                              CLASS A  CLASS B  CLASS Y
----------------------------------------  -------  -------  -------
December 31, 1997 ......................  $0.5747  $0.5685  $0.6189
                                          -------  -------  -------
                                          -------  -------  -------

--------------------------------------------------------------------------------

             11  1998 Annual Report - Pacific-European Growth Fund

             Shareholder Update
--------------------------------------------------------------------------------

                      SPECIAL MEETING RESULTS
                      A special meeting of the fund's shareholders was held on July 10, 1998. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                      1. PROPOSAL TO RATIFY AND APPROVE AN INTERIM ADVISORY AGREEMENT between the fund and Piper Capital Management Incorporated ("Piper Capital"), and the receipt of investment advisory fees by Piper Capital under such agreement.

                                            CLASS A        CLASS Y
                                          SHARES VOTED   SHARES VOTED
                                          ------------   ------------
For ....................................    3,650,745       197,413
Against ................................       79,952            --
Abstain ................................      116,304            --
                                          ------------   ------------
  Total ................................    3,847,001       197,413
                                          ------------   ------------
                                          ------------   ------------

                      2. PROPOSAL TO RATIFY AND APPROVE AN INTERIM SUB-ADVISORY AGREEMENT between Piper Capital Management and Edinburgh Fund Managers plc ("EFM") and receipt of sub-advisory fees by EFM under such agreement.

                                            CLASS A        CLASS Y
                                          SHARES VOTED   SHARES VOTED
                                          ------------   ------------
For ....................................    3,643,822       197,413
Against ................................       68,361            --
Abstain ................................      134,818            --
                                          ------------   ------------
  Total ................................    3,847,001       197,413
                                          ------------   ------------
                                          ------------   ------------

                      2. PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION providing for the transfer of the assets and liabilities of the Fund to International Fund, a series of First American Investment Funds, Inc., in exchange for shares of International Fund.

                                            CLASS A        CLASS Y
                                          SHARES VOTED   SHARES VOTED
                                          ------------   ------------
For ....................................    2,049,330       197,413
Against ................................       55,873            --
Abstain ................................      119,534            --
Broker Non-Vote ........................    1,622,264            --
                                          ------------   ------------
  Total ................................    3,847,001       197,413
                                          ------------   ------------
                                          ------------   ------------

--------------------------------------------------------------------------------

             12  1998 Annual Report - Pacific-European Growth Fund